EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Minesite exploration and evaluation	$ 69	$ 45
Global exploration and evaluation	143	121
Corporate development2	51	60
Business improvement and innovation	10	44
Total exploration, evaluation and project expenses	342	383
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	18
Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	49	77
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	20	$ 36
Randgold
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	37
Nevada Gold Mines, KCGM and Acacia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 44